THE ELITE GROUP
                                OF MUTUAL FUNDS
                             1325 4th Avenue, #2144
                           Seattle, Washington 98101
                                 (206) 624-5863


January 16, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      The Elite Group
         File No. 33-8124

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Elite Group's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ Richard McCormick

Richard McCormick
President